Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 21:	SUBSEQUENT EVENTS

a.	In March 2021, as a result of an exercise of warrants by an investor from the February 2017 offering, the Company issued 12,981,800 ordinary shares represented by 129,818 ADSs, using the cashless exercise mechanism.

b.	In May 2021, as a result of an exercise of warrants by an investor from the March 2017 offering, the Company issued 50 ordinary shares and 968,500 ordinary shares represented by 9,685 ADSs, using the cashless exercise mechanism.

c.	In April 2021, 3,600,000 options granted to a former CEO in several grants during 2014-2017, expired.